Revenue from Contracts with Customers - Summary of Disaggregation of Revenue (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 77,596	$ 85,486
US
Disaggregation of Revenue [Line Items]
Revenue	[1]	68,203	73,688
International
Disaggregation of Revenue [Line Items]
Revenue		9,393	11,798
Mobile
Disaggregation of Revenue [Line Items]
Revenue		63,330	64,130
Web
Disaggregation of Revenue [Line Items]
Revenue		$ 14,266	$ 21,356

[1]	Geographic location is presented as being derived from the U.S. when data is not available